Parent Company Financial Information (Schedule of Condensed Statements of Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Dividend income:
Other income	$ 101,065	$ 108,408	$ 130,053
Total income	1,281,996	1,442,843	1,393,563
Provision/(provision credit) for loan losses	78,000	44,000	270,000
Interest expense:
Short-term debt	5,286	5,838	7,435
Term borrowings	39,334	38,508	32,163
Total interest expense	110,286	131,605	149,448
Compensation, employee benefits and other expense	640,857	610,225	672,007
Income/(loss)before income taxes	(101,705)	149,848	51,753
Income tax benefit	(85,262)	15,836	(21,182)
Equity in undsitributed net income/(loss) of subsidiaries:
Net income/(loss) attributable to controlling interest	(27,759)	131,196	50,201
Parent Company [Member]
Dividend income:
Bank	100,000	100,000	300,000
Non-bank	390	907	1,531
Total dividend income	100,390	100,907	301,531
Interest income	329	176	340
Other income	1,050	6,392	1,761
Total income	101,769	107,475	303,632
Provision/(provision credit) for loan losses	(1,850)	2,877	0
Interest expense:
Short-term debt	50	283	290
Term borrowings	24,365	22,626	11,713
Total interest expense	24,415	22,909	12,003
Compensation, employee benefits and other expense	40,286	36,053	33,476
Total expense	62,851	61,839	45,479
Income/(loss)before income taxes	38,918	45,636	258,153
Income tax benefit	(23,653)	(21,127)	(13,078)
Income/(loss) before equity in undistributed net income of subsidiaries	62,571	66,763	271,231
Equity in undsitributed net income/(loss) of subsidiaries:
Bank	(90,769)	64,113	(220,800)
Non-bank	439	320	(230)
Net income/(loss) attributable to controlling interest	$ (27,759)	$ 131,196	$ 50,201